
                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2001
           Check here if Amendment [ ]: Amendment Number:_____________
                        This Amendment (Check only one.):
                                       [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:         Neil Druker
Address:      One International Place
              29th Floor
              Boston, Massachusetts  02110

Form 13F File Number:  28-06049
                       -------------
         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Neil Druker
Title:             Institutional Manager
Phone:             (617) 856-8932
Signature, Place, and Date of Signing:

/s/ Neil Druker
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(Signature)

Boston, Massachusetts
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(City, State)

February 6, 2002
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(Date)


Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.
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Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 26

Form 13F Information Table Value Total: $80,799 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06051
                     ----------------------------------------------------------
Name: Peter Homans
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                                    FORM 13F

Name of Reporting Manager
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             Item 1:                   Item 2:            Item 3:            Item 4:                  Item 5.
Name of Issuer                     Title of Class      CUSIP number     Fair Market Value    Shares of Principal Amount    (a) Sole
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
ADELPHIA BUSINESS SOLUTIONS            CL A              006847107                  5,457                    175,000
ADVANCED FIBRE COMMUNICATIONS          COM               00754A105                  1,767                    100,000
ALTERA CORP                            com               021441100                  8,488                    400,000
APPLE COMPUTER INC                     com               037833100                  2,300                    105,000
APPLIED MICRO CIRCUITS CORP            COM               03822W109                  2,830                    250,000
CISCO SYSTEMS INC.                     COM               17275R102                  5,433                    300,000
CYMER INC                              COM               232572107                    928                     34,700
EMC CORP-MASS                          COM               268648102                    672                     50,000
F5 NETWORKS INC                        COM               315616102                  1,045                     48,500
INTERSIL HLDG CORP                     CL A              46069S109                  1,774                     55,000
INTL RECTIFIER CORP                    COM               460254105                  3,753                    107,600
J D EDWARDS & CO                       COM               281667105                  2,056                    125,000
JDS UNIPHASE CORP                      com               46612J101                  1,302                    150,000
JUNIPER NETWORKS                       com               48203R104                  2,843                    150,000
MAXTOR CORPORATION                     COM               577729205                  1,433                    226,000
METRO ONE TELECOMMUNICATIONS           COM               59163F105                  3,025                    100,000
MICREL INC                             COM               594793101                  1,312                     50,000
MICRON TECHNOLOGY INC                  COM               595112103                  8,525                    275,000
NETWORK APPLIANCE INC                  COM               64120L104                  3,281                    150,000
PMC-SIERRA INC                         COM               69344F106                  2,126                    100,000
QLOGIC CORP                            COM               747277101                  1,335                     30,000
QUALCOMM INC                           COM               747525103                  4,545                     90,000
SUN MICROSYSTEMS INC                   COM               866810104                  3,075                    250,000
TEXAS INSTRUMENTS INC                  COM               882508104                  2,240                     80,000
WESTERN DIGITAL CORP                   com               958102105                  4,076                    650,000
xM SATELLITE RADIO HOLDINGS            CL A              983759101                  5,181                    282,200

                                                                                   80,799

(RESTUBBED TABLE)

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                                                     Item 6:                                                    Item 8:
             Item 1:           ---------------------------------------------------      Item 7:      -------------------------------
Name of Issuer                 (b) Shared As Defined In Instr. V  (c) Shared-Other   Other Managers  (a) Sole (b) Shared  (c) None
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
ADELPHIA BUSINESS SOLUTIONS                                                X             one                     175,000
ADVANCED FIBRE COMMUNICATIONS                                              X             one                     100,000
ALTERA CORP                                                                X             one                     400,000
APPLE COMPUTER INC                                                         X             one                     105,000
APPLIED MICRO CIRCUITS CORP                                                X             one                     250,000
CISCO SYSTEMS INC.                                                         X             one                     300,000
CYMER INC                                                                  X             one                      34,700
EMC CORP-MASS                                                              X             one                      50,000
F5 NETWORKS INC                                                            X             one                      48,500
INTERSIL HLDG CORP                                                         X             one                      55,000
INTL RECTIFIER CORP                                                        X             one                     107,600
J D EDWARDS & CO                                                           X             one                     125,000
JDS UNIPHASE CORP                                                          X             one                     150,000
JUNIPER NETWORKS                                                           X             one                     150,000
MAXTOR CORPORATION                                                         X             one                     226,000
METRO ONE TELECOMMUNICATIONS                                               X             one                     100,000
MICREL INC                                                                 X             one                      50,000
MICRON TECHNOLOGY INC                                                      X             one                     275,000
NETWORK APPLIANCE INC                                                      X             one                     150,000
PMC-SIERRA INC                                                             X             one                     100,000
QLOGIC CORP                                                                X             one                      30,000
QUALCOMM INC                                                               X             one                      90,000
SUN MICROSYSTEMS INC                                                       X             one                     250,000
TEXAS INSTRUMENTS INC                                                      X             one                      80,000
WESTERN DIGITAL CORP                                                       X             one                     650,000
xM SATELLITE RADIO HOLDINGS                                                X             one                     282,200
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